Investment Securities	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 4 – INVESTMENT SECURITIES

The amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale and held to maturity as of March 31, 2017 and September 30, 2016, respectively, were as follows:

Available for sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017
U.S. government agency obligations	$15,125	$11	$560	$14,576
Obligations of states and political subdivisions	32,392	54	327	32,119
Mortgage-backed securities	32,491	81	391	32,181
Federal Agricultural Mortgage Corporation	70	44	—	114
Trust preferred securities	379	—	—	379

Total available for sale securities	$80,457	$190	$1,278	$79,369

September 30, 2016
U.S. government agency obligations	$16,388	$48	$29	$16,407
Obligations of states and political subdivisions	33,405	630	23	34,012
Mortgage-backed securities	28,861	389	3	29,247
Federal Agricultural Mortgage Corporation	70	11	—	81
Trust preferred securities	376	$—	$—	376

Total available for sale securities	$79,100	$1,078	$55	$80,123

Held to maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017
Obligations of states and political subdivisions	$1,313	$16	$—	$1,329
Mortgage-backed securities	4,671	120	3	4,788

Total held to maturity securities	$5,984	$136	$3	$6,117

September 30, 2016
Obligations of states and political subdivisions	$1,315	$20	$—	$1,335
Mortgage-backed securities	5,354	255	—	5,609

Total held to maturity securities	$6,669	$275	$—	$6,944

As of March 31, 2017, the Bank has pledged U.S. Government Agency and mortgage backed securities with a book value of $2,958 as collateral against a borrowing line of credit with the Federal Reserve Bank. However, as of March 31, 2017, there were no borrowings outstanding on this Federal Reserve Bank line of credit. As of March 31, 2017, the Bank has pledged U.S. Government Agency securities with a book value of $7,822 and mortgage-backed securities with a book value of $23,413 as collateral against specific municipal deposits.

In March 2017, the Bank received litigation settlement proceeds from a JP Morgan Residential Mortgage Backed Security (RMBS) claim in the amount of $283. The $283 is included in non-interest income under the caption “Settlement proceeds” for the current three and six months ended, March 31, 2017, on the Consolidated Statement of Operations. This JP Morgan RMBS was previously owned by the Bank and sold in 2011.

The estimated fair value of securities at March 31, 2017 and September 30, 2016, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Expected maturities may differ from contractual maturities on certain agency and municipal securities due to the call feature.

	March 31, 2017		September 30, 2016
Available for sale securities	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$235	$235	$230	$230
Due after one year through five years	13,190	13,151	14,463	14,546
Due after five years through ten years	30,294	29,792	28,289	28,798
Due after ten years	36,738	36,191	36,118	36,549

Total available for sale securities	$80,457	$79,369	$79,100	$80,123

	March 31, 2017		September 30, 2016
Held to maturity securities	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due after one year through five years	$1,313	$1,329	$1,315	$1,335
Due after five years through ten years	2,908	2,961	1,504	1,559
Due after ten years	1,763	1,827	3,850	4,050

Total held to maturity securities	$5,984	$6,117	$6,669	$6,944

Securities with unrealized losses at March 31, 2017 and September 30, 2016, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	Less than 12 Months		12 Months or More		Total
Available for sale securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
March 31, 2017
U.S. government agency obligations	$11,492	$539	$2,198	$21	$13,690	$560
Obligations of states and political subdivisions	21,537	298	857	29	22,394	327
Mortgage-backed securities	24,323	364	1,006	27	25,329	391

Total	$57,352	$1,201	$4,061	$77	$61,413	$1,278

September 30, 2016
U.S. government agency obligations	$4,039	$4	$2,494	$25	$6,533	$29
Obligations of states and political subdivisions	2,885	7	1,338	15	4,223	22
Mortgage-backed securities	1,385	1	1,137	3	2,522	4

Total	$8,309	$12	$4,969	$43	$13,278	$55

	Less than 12 Months		12 Months or More		Total
Held to maturity securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
March 31, 2017
Obligations of states and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	431	3	—	—	431	3

Total	$431	$3	$—	$—	$431	$3

September 30, 2016
Obligations of states and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—

NOTE 6 – INVESTMENT SECURITIES

The amortized cost, estimated fair value and related unrealized gains and losses on securities available for sale and held to maturity as of September 30, 2016 and September 30, 2015, respectively, were as follows:

Available for sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2016
U.S. government agency obligations	$16,388	$48	$29	$16,407
Obligations of states and political subdivisions	33,405	630	23	34,012
Mortgage-backed securities	28,861	389	3	29,247
Federal Agricultural Mortgage Corporation	70	11	—	81
Trust preferred securities	376	—	—	376

Total available for sale securities	$79,100	$1,078	$55	$80,123

September 30, 2015
U.S. government agency obligations	$15,240	$—	$220	$15,020
Obligations of states and political subdivisions	27,573	81	247	27,407
Mortgage-backed securities	37,451	133	144	37,440
Federal Agricultural Mortgage Corporation	71	—	17	54

Total available for sale securities	$80,335	$214	$628	$79,921

Held to maturity securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2016
Obligations of states and political subdivisions	$1,315	$20	$—	$1,335
Mortgage-backed securities	5,354	255	—	5,609

Total held to maturity securities	$6,669	$275	$—	$6,944

September 30, 2015
Obligations of states and political subdivisions	$1,319	$3	$4	$1,318
Mortgage-backed securities	6,693	208	—	6,901

Total held to maturity securities	$8,012	$211	$4	$8,219

The unrealized losses at September 30, 2016 in U.S. Government securities, state and municipal securities, and mortgage-backed securities are primarily the result of interest rate fluctuations. If held to maturity, these bonds will mature at par, and the Company will not realize a loss. The Company has the intent to hold the securities and does not believe it will be required to sell the securities before recovery occurs.

At September 30, 2016, the Bank has pledged certain of its U.S. Government Agency securities with a carrying value of $2,685 as collateral against a borrowing line of credit with the Federal Reserve Bank. However, as of September 30, 2016, there were no borrowings outstanding on this Federal Reserve Bank line of credit. As of September 30, 2016, the Bank has pledged certain of its U.S. Government Agency securities with a carrying value of $6,163 and mortgage-backed securities with a carrying value of $20,856 as collateral against specific municipal deposits.

The estimated fair value of securities at September 30, 2016, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Expected maturities may differ from contractual maturities on certain agency and municipal securities due to the call feature.

Available for sale securities	Amortized Cost	Estimated Fair Value
Due in one year or less	$230	$230
Due after one year through five years	14,463	14,546
Due after five years through ten years	28,289	28,798
Due after ten years	36,118	36,549

Total available for sale securities	$79,100	$80,123

Held to maturity securities	Amortized Cost	Estimated Fair Value
Due after one year through five years	$1,315	$1,335
Due after five years through ten years	1,504	1,559
Due after ten years	3,850	4,050

Total held to maturity securities	$6,669	$6,944

Securities with unrealized losses at September 30, 2016 and 2015, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	Less than 12 Months		12 Months or More		Total
Available for sale securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2016
U.S. government agency obligations	$4,039	$4	$2,494	$25	$6,533	$29
Obligations of states and political subdivisions	2,885	7	1,338	15	4,223	22
Mortgage-backed securities	1,385	1	1,137	3	2,522	4

Total	$8,309	$12	$4,969	$43	$13,278	$55

2015
U.S. government agency obligations	$4,960	$14	$10,060	$206	$15,020	$220
Obligations of states and political subdivisions	13,864	155	2,234	92	16,098	247
Mortgage-backed securities	22,018	93	3,590	51	25,608	144
Federal Agricultural Mortgage Corporation	—	—	54	17	54	17

Total	$40,842	$262	$15,938	$366	$56,780	$628

	Less than 12 Months		12 Months or More		Total
Held to maturity securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2016
Obligations of states and political subdivisions	$—	$—	$—	$—	$—	$—
Mortgage-backed securities	—	—	—	—	—	—

Total	$—	$—	$—	$—	$—	$—

2015
Obligations of states and political subdivisions	$904	$4	$—	$—	$904	$4
Mortgage-backed securities	—	—	—	—	—	—

Total	$904	$4	$—	$—	$904	$4

The Company evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. As part of such monitoring, the credit quality of individual securities and their issuer is assessed. Significant inputs used to measure the amount of other-than-temporary impairment related to credit loss include, but are not limited to; the Company’s intent and ability to sell the debt security prior to recovery, that it is more likely than not that the Company will not sell the security prior to recovery, default and delinquency rates of the underlying collateral, remaining credit support, and historical loss severities. Adjustments to market value of available for sale securities that are considered temporary are recorded as separate components of equity, net of tax. If the unrealized loss of a security is identified as other-than-temporary based on information available, such as the decline in the creditworthiness of the issuer, external market ratings, or the anticipated or realized elimination of associated dividends, such impairments are further analyzed to determine if credit loss exists. If there is a credit loss, it will be recorded in the Company’s consolidated statement of operations. Non-credit components of the unrealized losses on available for sale securities will continue to be recognized in other comprehensive income (loss), net of tax. Unrealized losses reflected in the preceding tables have not been included in results of operations because the unrealized loss was not deemed other-than-temporary. Management has determined that more likely than not, the Company neither intends to sell, nor will it be required to sell each debt security before its anticipated recovery, and therefore recovery of cost will occur.

The Company holds one pooled trust preferred security as of September 30, 2016 that was acquired with the CBN acquisition. This security has an amortized cost and fair value of $376 and a par value of $500. This pooled trust preferred security is available-for-sale and carried at fair value.